Insurance business - Effect of contracts initially recognised in the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of actual claims compared with previous estimates [line items]
Total	£ (2)	£ (1)
Life direct participating and investment DPF contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	0	0
Onerous contracts issued	(1)	0
Total	(1)	0
Life direct participating and investment DPF contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,543	1,169
Onerous contracts issued	27	15
Total	1,570	1,184
Life direct participating and investment DPF contracts | – insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	13	10
Onerous contracts issued	0	0
Total	13	10
Life direct participating and investment DPF contracts | – claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	1,530	1,159
Onerous contracts issued	27	15
Total	1,557	1,174
Life direct participating and investment DPF contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(1,594)	(1,222)
Onerous contracts issued	(26)	(15)
Total	(1,620)	(1,237)
Life direct participating and investment DPF contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	6	5
Onerous contracts issued	0	0
Total	6	5
Life direct participating and investment DPF contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	45	48
Onerous contracts issued	0	0
Total	45	48
Life other contracts
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	0	0
Onerous contracts issued	(1)	(1)
Total	(1)	(1)
Life other contracts | Estimates of present value of cash outflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	122	129
Onerous contracts issued	4	9
Total	126	138
Life other contracts | – insurance acquisition cash flows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	24	1
Onerous contracts issued	0	0
Total	24	1
Life other contracts | – claims and other insurance service expenses payable
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	98	128
Onerous contracts issued	4	9
Total	102	137
Life other contracts | Estimates of present value of cash inflows
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	(152)	(161)
Onerous contracts issued	(3)	(8)
Total	(155)	(169)
Life other contracts | Risk adjustment for non-financial risk
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	6	7
Onerous contracts issued	0	0
Total	6	7
Life other contracts | Contractual service margin
Disclosure of actual claims compared with previous estimates [line items]
Profitable contracts issued	24	25
Onerous contracts issued	0	0
Total	£ 24	£ 25